Exhibit 99.04

Client Name:	Bank of America Corporation
Client Project Name:	CIM 2019-J2
Start - End Dates:	6/2019 - 8/2019
Deal Loan Count:	310
Report Run Date:	10/16/2019

Conditions Report 2.0

Loans in Report:	310
Loans with Conditions:	231

0 - Total Active Conditions

277 - Total Satisfied Conditions

138 - Credit Review Scope
3 - Category: Ability to Repay/Qualified Mortgage
4 - Category: Application
6 - Category: Assets
5 - Category: Credit/Mtg History
5 - Category: DTI
61 - Category: HMDA
13 - Category: Income/Employment
17 - Category: Insurance
5 - Category: Legal Documents
1 - Category: Re-Verifications
12 - Category: Terms/Guidelines
6 - Category: Title
4 - Property Valuations Review Scope
2 - Category: Property
2 - Category: Value
135 - Compliance Review Scope
19 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Borrower's Interest
1 - Category: Documentation
1 - Category: Finance Charge Tolerance
2 - Category: Right of Rescission
111 - Category: TILA/RESPA Integrated Disclosure
211 - Total Waived Conditions

2 - Property Valuations Review Scope
2 - Category: FEMA
209 - Compliance Review Scope
98 - Category: Federal Consumer Protection
4 - Category: RESPA
10 - Category: Right of Rescission
5 - Category: State Consumer Protection
92 - Category: TILA/RESPA Integrated Disclosure

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